UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-05526

 NAME OF REGISTRANT:                     J.P. Morgan Mutual Fund Investment
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 270 Park Avenue
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  J.P. Morgan Investment Management,
                                         Inc.
                                         270 Park Avenue
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          800-480-4111

 DATE OF FISCAL YEAR END:                06/30

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


Date of fiscal year end:
June 30  - JPMorgan Growth Advantage Fund

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         J.P. Morgan Mutual Fund Investment Trust
By (Signature)       /s/ Brian S. Shlissel
Name                 Brian S. Shlissel
Title                President
Date                 08/30/2017